Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON INTERNATIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000876441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016